Contract Liabilities (Non-Current and Current) - Summary of Contract liabilities (Detail) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of contract liabilities [line items]
Total contract liabilities	€ 27,133	€ 24,150
Less current portion	(20,333)	(17,124)
Non-current portion	6,800	7,026
Natuzzi's trademarks [member]
Disclosure of contract liabilities [line items]
Total contract liabilities	5,577	5,960
Natuzzi Display System [member]
Disclosure of contract liabilities [line items]
Total contract liabilities	2,162	2,049
Service type warranties [member]
Disclosure of contract liabilities [line items]
Total contract liabilities	417	406
Advance payments [member]
Disclosure of contract liabilities [line items]
Total contract liabilities	€ 18,977	€ 15,735